CURRENT AND DEFERRED TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Income tax, applicable tax rate	27.00%	27.00%	27.00%
Unrecoverable deferred tax assets	$ 2,638,473
Total deferred tax assets not recognized	9,030,059	$ 749,100
Deferred tax expense income related costs		$ 1,433,474
Deferred tax assets	$ 1,251,912
Changes in tax rates or tax laws enacted or announced [member]
CURRENT AND DEFERRED TAXES (Details) [Line Items]
Income tax, applicable tax rate	27.00%